INCOME TAXES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 1,146,386	$ 798,046
Less: valuation allowance	(1,146,386)	(798,046)
Net deferred tax assets	$ 0	$ 0